1
Gabelli International Growth Fund, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 96 .9%
CONSUMER DISCRETIONARY — 22 .5%
700 Christian Dior SE ...................................... $ 407,808
5,813 Cie Financiere Richemont SA , Cl. A ........... 1,115,901
4,500 CTS Eventim AG & Co. KGaA .................... 441,785
1,200 Fast Retailing Co. Ltd. ............................... 364,454
410 Hermes International SCA ......................... 1,008,206
95 MercadoLibre Inc. † .................................. 222,009
4,300 Sanrio Co. Ltd. ......................................... 201,843
18,000 Sony Group Corp. ..................................... 517,441
4,279,447
MATERIALS — 15 .9%
7,000 Agnico Eagle Mines Ltd. ........................... 1,179,920
1,402 Air Liquide SA .......................................... 292,116
5,000 CRH plc ................................................... 599,500
6,025 Rio Tinto plc ............................................. 397,062
5,000 Wheaton Precious Metals Corp. ................ 559,200
3,027,798
INDUSTRIALS — 15 .1%
1,300 DSV A/S ................................................... 259,702
12,000 Epiroc AB , Cl. B ........................................ 227,022
6,500 FANUC Corp. ............................................ 186,790
3,800 Kawasaki Heavy Industries Ltd. ................. 250,798
11,000 Komatsu Ltd. ........................................... 383,209
4,300 Recruit Holdings Co. Ltd. .......................... 231,185
8,000 RELX plc .................................................. 382,231
920 Schneider Electric SE ................................ 258,954
1,250 Siemens AG ............................................. 337,473
600 SMC Corp. ............................................... 185,455
1,000 Tokyo Electron Ltd. ................................... 177,267
2,880,086
HEALTH CARE — 14 .3%
4,500 AstraZeneca plc ........................................ 689,405
1,500 EssilorLuxottica SA .................................. 488,631
1,900 Hoya Corp. ............................................... 262,714
3,900 Novartis AG .............................................. 501,456
7,000 Novo Nordisk A/S , Cl. B ............................ 389,771
1,150 Roche Holding AG .................................... 382,931
2,714,908
FINANCIALS — 9 .6%
1,000 Deutsche Boerse AG ................................. 267,791
26,000 Investor AB , Cl. B ..................................... 813,913
2,050 London Stock Exchange Group plc ............ 235,100
579 S&P Global Inc. ........................................ 281,805
18,000 Sony Financial Group Inc. † ....................... 19,962
4,700 Tokio Marine Holdings Inc. ....................... 198,919
1,817,490
CONSUMER STAPLES — 7 .2%
3,170 Danone SA ............................................... 276,212
10,500 Diageo plc ................................................ 251,241
Shares
Market
Value
1,370 L'Oreal SA ................................................ $ 595,247
4,000 Unilever plc .............................................. 237,586
1,360,286
INFORMATION TECHNOLOGY — 6 .4%
515 ASML Holding NV .................................... 502,221
1,030 Keyence Corp. .......................................... 383,738
17,700 Murata Manufacturing Co. Ltd. ................. 336,018
1,221,977
AEROSPACE — 1 .7%
1,410 Airbus SE ................................................. 329,272
SEMICONDUCTORS — 1 .6%
1,060 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR .............................................. 296,047
COMPUTER SOFTWARE AND SERVICES — 1 .4%
1,000 SAP SE .................................................... 267,767
COMMUNICATION SERVICES — 1 .2%
8,000 Universal Music Group NV ........................ 231,180
TOTAL COMMON STOCKS ........................ 18,426,258
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .1%
$ 590,000 U.S. Treasury Bills,
3.898 % to 4.074% †† ,
11/28/25 to 12/26/25 ............................ 584,824
TOTAL INVESTMENTS — 100.0%
(Cost $ 9,856,560 ) ................................. $ 19,011,082
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 61 .0% $ 11,587,985
Japan ............................... 19 .5 3,699,791
North America ...................... 18 .0 3,427,259
Asia/Pacific ......................... 1 .5 296,047
100.0% $ 19,011,082